INCOME TAXES	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
Income Taxes

Income tax expense consisted of the following components:

(Dollars in thousands)	2015	2014	2013
Current expense
Federal	$31,428	$49,561	$41,679
State	250	2,872	2,883
Total current expense	31,678	52,433	44,562
Deferred (benefit) expense
Federal	3,980	(19,368)	(21,393)
State	212	(3,037)	(3,935)
Total deferred (benefit) expense	4,192	(22,405)	(25,328)
Income tax expense	$35,870	$30,028	$19,234

The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2015	2014	2013
Income taxes computed at federal statutory rate (35%) on income before income taxes	$38,827	$33,260	$23,646
Tax-exempt income	(2,380)	(1,912)	(1,266)
Bank-owned life insurance	(435)	(392)	(409)
Tax credits	(1,388)	(1,100)	(1,100)
State income taxes, net of federal tax benefit	301	(107)	(588)
Tax settlement of unconsolidated subsidiary	0	0	(1,318)
Other	945	279	269
Income tax expense	$35,870	$30,028	$19,234

The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2015, and 2014, were as follows:

(Dollars in thousands)	2015	2014
Deferred tax assets
Allowance for loan and lease losses	$19,397	$19,227
Deferred compensation	627	533
Postretirement benefits other than pension liability	971	938
Accrued stock-based compensation	1,354	1,170
Other real estate owned write-downs	1,714	1,962
Interest on nonaccrual loans	1,075	1,586
Accrued expenses	5,027	4,616
Net unrealized losses on investment securities and derivatives	3,574	1,926
Fair value adjustment on acquisitions	0	844
Other	1,004	438
Total deferred tax assets	34,743	33,240

Deferred tax liabilities
Tax depreciation greater than book depreciation	(6,011)	(6,310)
FHLB and FRB stock	(5,685)	(5,852)
Mortgage-servicing rights	(411)	(136)
Leasing activities	(5,003)	(5,297)
Prepaid pension	(11,384)	(14,333)
Intangible assets	(14,764)	(12,963)
Deferred loan fees and costs	(2,335)	(1,167)
Prepaid expenses	(384)	(364)
Partnership investments	(1,342)	(1,220)
Fair value adjustments on acquisitions	(1,492)	0
Other	(682)	(604)
Total deferred tax liabilities	(49,493)	(48,246)
Total net deferred tax liability	$(14,750)	$(15,006)

The realization of the Company’s deferred tax assets is dependent upon the Company’s ability to generate taxable income in future periods, the reversal of deferred tax liabilities during the same period and the ability to carryback any losses. The Company has evaluated the available evidence supporting the realization of its deferred tax assets and determined it is more likely than not that the assets will be realized and thus no valuation allowance was required at December 31, 2015 and 2014.

At December 31, 2015 and 2014, First Financial had no FASB ASC Topic 740-10 unrecognized tax benefits recorded. First Financial does not expect the total amount of unrecognized tax benefits to significantly increase within the next twelve months.

First Financial regularly reviews its tax positions and establishes reserves for income tax-related uncertainties based on estimates of whether it is more likely than not that the tax uncertainty would be sustained upon challenge by the appropriate tax authorities which would then result in additional taxes, penalties and interest due.  These evaluations are inherently subjective as they require material estimates and may be susceptible to significant change.  Management determined that no reserve for income tax-related uncertainties was necessary as of December 31, 2015 and 2014.

First Financial and its subsidiaries are subject to U.S. federal income tax as well as state and local income tax in several jurisdictions. The federal examination for the tax year 2012 was completed in the third quarter of 2015. There was no impact to the Company's financial position or results of operations as a result of this examination. Tax years prior to 2013 have been closed and are no longer subject to U.S. federal income tax examinations. Tax years 2013 and 2014 remain open to examination by the federal taxing authority.

First Financial is no longer subject to state and local income tax examinations for years prior to 2011. Tax years 2011 through 2014 remain open to state and local examination by various other jurisdictions.